NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net income attributable to ordinary shareholders of KANZHUN LIMITED	¥ 1,584,664	$ 217,096	¥ 1,099,227	¥ 107,245
Denominator
Weighted average number of ordinary shares used in computing basic net income per share	881,882,225	881,882,225	870,304,878	868,941,151
Dilutive effect of share-based awards	27,346,532	27,346,532	32,431,117	43,200,840
Weighted average number of ordinary shares used in computing diluted net income per share	909,228,757	909,228,757	902,735,995	912,141,991
Net income per share attributable to ordinary shareholders of KANZHUN LIMITED
- Basic | (per share)	¥ 1.8	$ 0.25	¥ 1.26	¥ 0.12
- Diluted | (per share)	¥ 1.74	$ 0.24	¥ 1.22	¥ 0.12